Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2024	Dec. 06, 2022	Jul. 05, 2022	Mar. 18, 2021	Mar. 02, 2020	Dec. 30, 2019	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000123053
Account Value [Line Items]
Line Graph and Table Measure Name										Lyrical U.S. Value Equity Fund - Institutional Class
Account Value							$ 239,335	$ 100,000	$ 239,335	$ 100,000	$ 179,100	$ 161,873	$ 173,701	$ 133,167	$ 126,634	$ 120,256	$ 132,184	$ 108,617	$ 98,091
C000138389
Account Value [Line Items]
Line Graph and Table Measure Name								Lyrical U.S. Value Equity Fund - Investor Class
Account Value							23,268	$ 10,000	23,268	$ 10,000	17,455	15,813	17,008	13,074	12,458	11,878	13,095	10,794	9,781
C000236986
Account Value [Line Items]
Line Graph and Table Measure Name			Lyrical U.S. Value Equity Fund - A Class
Account Value			$ 9,426				15,269		$ 15,269		11,457	10,380
C000236985
Account Value [Line Items]
Line Graph and Table Measure Name									Lyrical U.S. Value Equity Fund - C Class
Account Value			$ 10,000				15,917		$ 15,917		12,028	10,979
C000218236
Account Value [Line Items]
Line Graph and Table Measure Name					Lyrical International Value Equity Fund - Institutional Class
Account Value					$ 100,000		134,397		$ 134,397		121,872	118,872	127,659	110,200
C000218237
Account Value [Line Items]
Line Graph and Table Measure Name									Lyrical International Value Equity Fund - Investor Class
Account Value					$ 10,000		13,289		$ 13,289		12,075	11,806	12,715	11,000
C000236988
Account Value [Line Items]
Line Graph and Table Measure Name			Lyrical International Value Equity Fund - A Class
Account Value			$ 9,424				12,092		$ 12,092		10,989	10,741
C000236987
Account Value [Line Items]
Line Graph and Table Measure Name									Lyrical International Value Equity Fund - C Class
Account Value			$ 10,000				12,594		$ 12,594		11,538	11,367
C000216823
Account Value [Line Items]
Line Graph and Table Measure Name						Q3 All-Season Systematic Opportunities Fund - Institutional Class
Account Value						$ 100,000	$ 113,877		113,877		106,706	99,796	105,200	99,400
C000256096
Account Value [Line Items]
Line Graph and Table Measure Name							Q3 All-Season Systematic Opportunities Fund - C Class
Account Value	$ 10,000						$ 10,104		10,104
C000216825
Account Value [Line Items]
Line Graph and Table Measure Name						Q3 All-Season Tactical Fund - Institutional Class
Account Value						$ 100,000	131,099		$ 131,099		107,685	97,948	148,463	120,600
C000226152
Account Value [Line Items]
Line Graph and Table Measure Name									Q3 All-Season Tactical Fund - C Class
Account Value				$ 10,000			10,064		$ 10,064		8,371	7,716	11,839
C000238715
Account Value [Line Items]
Line Graph and Table Measure Name									Q3 All-Season Active Rotation ETF
Account Value		$ 10,000					12,277		$ 12,277		11,119
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							350,020	$ 100,000	350,020	$ 100,000	261,422	229,640	252,935	197,728	168,342	144,985	136,425	111,029	102,749
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							35,002	$ 10,000	35,002	$ 10,000	26,142	22,964	25,294	19,773	$ 16,834	$ 14,498	$ 13,642	$ 11,103	$ 10,275
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000				16,346		16,346		12,208	10,724
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000				16,346		16,346		12,208	10,724
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
Account Value					$ 100,000		143,139		143,139		127,935	113,859	126,712	114,397
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
Account Value					$ 10,000		14,314		14,314		12,794	11,386	12,671	11,440
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Account Value			$ 10,000				13,659		13,659		12,208	10,865
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Account Value			$ 10,000				13,659		13,659		12,208	10,865
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value						$ 100,000	99,939		99,939		93,510	92,420	106,035	107,272
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000						9,996		9,996
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value						$ 100,000	99,939		99,939		93,510	92,420	106,035	107,272
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000			9,657		9,657		9,035	8,930	10,246
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderately Aggressive Portfolio Index
Account Value		$ 10,000					13,092		13,092		10,782
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name						Dow Jones Moderate Portfolio Index
Account Value						$ 100,000	131,534		131,534		112,228	106,957	120,343	108,849
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 10,000						10,111		10,111
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name						Dow Jones Moderate Portfolio Index
Account Value						$ 100,000	131,534		131,534		112,228	106,957	120,343	$ 108,849
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index
Account Value				$ 10,000			11,388		11,388		9,717	$ 9,260	$ 10,419
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Account Value		$ 10,000					$ 14,758		$ 14,758		$ 11,545